Income taxes	12 Months Ended
Mar. 31, 2017
Income taxes

18. Income taxes:

Total income taxes for the fiscal years ended March 31, 2015, 2016 and 2017 comprised the following:

	Millions of yen
	2015	2016	2017
Income taxes-current	¥218,552	¥267,249	¥238,172
Income taxes-deferred
Adjustments of deferred tax liabilities and assets for enacted changes in tax laws	25,040	15,160	—
Adjustments of the beginning of the year balance of a valuation allowance	—	(32,698)	—
Changes in deferred tax assets related to net operating loss carryforwards	(1,465)	(3,716)	26,669
Changes in deferred tax assets and liabilities related to property, plant and equipment and intangible assets	(9,351)	(5,333)	32,458
Other	5,291	(28,943)	(9,620)

Total income taxes-deferred	19,515	(55,530)	49,507
Other comprehensive income (loss)	15,238	(16,517)	7,661

Total income taxes	¥253,305	¥195,202	¥295,340

For the fiscal years ended March 31, 2015, 2016 and 2017, NTT DOCOMO, INC. and its domestic subsidiaries were subject to a National Corporate Tax of 25.5%, 23.9%, and 23.4%, respectively, a Corporate Inhabitant Tax of approximately 5% and a deductible Corporate Enterprise Tax and Special Local Corporate Tax of approximately 8%, 7% and 5%, respectively. The rate of the Corporate Inhabitant Tax and Corporate Enterprise Tax differs depending on the municipality.

The aggregate statutory income tax rates for the fiscal years ended March 31, 2015, 2016 and 2017 were 35.8%, 33.4% and 31.6%, respectively. The actual effective income tax rates for the fiscal years ended March 31, 2015, 2016 and 2017 were 37.0%, 27.2% and 30.3%, respectively.

Amendments to the Japanese Corporate Tax Law were enacted on March 31, 2015, and the corporate tax rate was changed effective from April 1, 2015 and includes further changes effective from April 1, 2016. The aggregate statutory income tax rate to be used in measuring deferred tax assets and liabilities after the enactment date declined from 35.8% to 33.4% and 32.8%, resulting from temporary differences that were expected to be recovered or settled during the fiscal years from April 1, 2015 to March 31, 2016 and April 1, 2016 and thereafter, respectively. Due to the change in the enacted tax rates, net deferred tax assets as of enactment date decreased by ¥25,040 million for the fiscal year ended March 31, 2015. Net income attributable to NTT DOCOMO, INC. decreased by ¥25,264 million as of enacted date.

Amendments to the Japanese Corporate Tax Law were enacted on March 29, 2016, and the corporate tax rate has been changed effective from April 1, 2016 and includes further changes effective from April 1, 2018. The aggregate statutory income tax rate to be used in measuring deferred tax assets and deferred tax liabilities after the enactment date declined from 32.8% to 31.6% and 31.4%, resulting from temporary differences that are expected to be recovered or settled during the periods from April 1, 2016 to March 31, 2018, and April 1, 2018 and thereafter, respectively. Due to the change in the enacted tax rates, net deferred tax assets as of enactment date decreased by ¥15,160 million for the fiscal year ended March 31, 2016. Net income attributable to NTT DOCOMO, INC. decreased by ¥14,691 million as of enacted date.

During the fiscal year ended March 31, 2016, DOCOMO decided to terminate the multimedia broadcasting business for mobile devices of DOCOMO’s smart life business segment effective June 30, 2016.

In connection with the decision to terminate the multimedia broadcasting business and the acquisition of the non-controlling interest in the entities involved, DOCOMO concluded that it became more likely than not that the related deferred tax assets will be realized as the termination will make available certain prudent and feasible tax-planning strategies in the tax jurisdictions of certain subsidiaries which operated the multimedia broadcasting business for mobile devices. DOCOMO, therefore, released all of the valuation allowance for the related deferred tax assets of those subsidiaries.

During the fiscal year ended March 31, 2017, DOCOMO terminated the multimedia broadcasting business for mobile devices, and DOCOMO absorbed these subsidiaries, resulting in the utilization of such subsidiaries’ net operating carryforwards. The current income tax benefits related to the utilization of net operating carryforwards are recorded in “Income taxes – current” and the related deferred income tax expenses are included in the “Changes in deferred tax assets related to net operating loss carryforwards” in the above table of total income taxes.

As indicated in “Property, plant and equipment” under Note 2. (a) “Significant accounting policies,” previously, DOCOMO principally used the declining-balance method for calculating depreciation of property, plant, and equipment with the exception of buildings, which are depreciated on a straight-line basis. Effective April 1, 2016, DOCOMO adopted the straight-line method of depreciation for all property, plant, and equipment for financial reporting purposes. The change in the depreciation method resulted in the decrease in the deferred tax assets for temporary differences of property, plant, and equipment, which is included in the “Changes in deferred tax assets and liabilities related to property, plant and equipment and intangible assets” in the table above.

Reconciliation of the difference of the actual effective income tax rate and the statutory income tax rate of DOCOMO is as follows:

	2015	2016	2017
Statutory income tax rate	35.8%	33.4%	31.6%
Expenses not deductible for tax purposes	0.3	0.2	0.2
Research and other credits	(0.7)	(1.4)	(0.5)
Tax credits of investment in productivity improvement facilities	(3.6)	(2.7)	(1.8)
Excess of the tax basis over the amount for financial reporting of investment in a subsidiary	—	—	(0.6)
Change in valuation allowance	2.0	(3.9)	0.1
Effect of enacted changes in tax laws and rates	3.9	1.9	—
Effect of outside basis differences of equity method investment	(0.6)	(0.3)	0.3
Goodwill impairment loss	—	0.4	0.3
Other	(0.1)	(0.4)	0.7

Actual effective income tax rate	37.0%	27.2%	30.3%

According to the Japanese Corporate Tax Law, a company may elect to apply for either deductible special depreciation or tax credits for investments in productivity improvement facilities. DOCOMO elected to apply for the tax credit for the investments of these eligible investments. The tax credit from investments in productivity improvement facilities amounted to ¥23,435 million, ¥20,667 million and ¥17,328 million for NTT DOCOMO, INC. and its domestic subsidiaries for the fiscal years ended March 31, 2015, 2016 and 2017, respectively. Under the Japanese Corporate Tax Law, the investment tax credit does not reduce any tax basis of the related assets. Accordingly, DOCOMO recognized the entire tax benefit from this investment tax credit as a reduction to current income tax expense based on the Flow-Through Method. There was no unused investment tax credit as of March 31, 2015, 2016 and 2017.

Deferred income taxes primarily result from temporary differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. Significant components of deferred tax assets and liabilities as of March 31, 2016 and 2017 were as follows:

	Millions of yen
	2016	2017
Deferred tax assets:
Investments in affiliates	¥110,312	¥109,062
Liability for employees’ retirement benefits	61,615	58,362
Property, plant and equipment and intangible assets	89,680	57,222
Accrued liabilities for loyalty programs	29,840	35,820
Marketable securities and other investments	11,368	21,733
Receivables held for sale	8,873	19,581
Operating loss carryforwards	42,747	16,078
Compensated absences	9,876	10,934
Deferred revenues regarding “Zutto Kurikoshi” and “Packet Kurikoshi”	15,820	9,235
Allowance for doubtful accounts	6,294	8,063
Inventories	10,170	7,007
Accrued bonus	5,389	5,558
Accrued enterprise tax	11,565	5,024
Other	17,543	20,578

Sub-total deferred tax assets	¥431,092	¥384,257
Less: Valuation allowance	(17,672)	(17,631)

Total deferred tax assets	¥413,420	¥366,626

Deferred tax liabilities:
Investments in affiliates	¥27,975	¥31,012
Unrealized holding gains on available-for-sale securities	20,395	25,772
Identifiable intangible assets	5,531	4,321
Other	1,261	4,100

Total deferred tax liabilities	¥55,162	¥65,205

Net deferred tax assets	¥358,258	¥301,421

The components of net deferred tax assets included in the consolidated balance sheets as of March 31, 2016 and 2017 were as follows:

	Millions of yen
	2016	2017
Deferred tax assets (Current assets)	¥107,058	¥81,025
Deferred tax assets (Non-current investments and other assets)	261,434	229,440
Other current liabilities	(47)	(55)
Other long-term liabilities	(10,187)	(8,989)

Total	¥358,258	¥301,421

As of March 31, 2017, certain subsidiaries of DOCOMO had operating loss carryforwards for tax purposes of ¥68,873 million, which may be used as a deduction in determining taxable income in future periods. The period available to offset future taxable income varies in each tax jurisdiction as follows:

Millions of yen
2017
Within 5 years	¥5,105
6 to 20 years	47,997
Indefinite periods	15,771

Total	¥68,873

In assessing the realizability of deferred tax assets, DOCOMO considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences and tax loss carryforwards become deductible. DOCOMO considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax-planning strategies in making this assessment. The realizability of substantially all of DOCOMO’s deferred tax assets is dependent upon the generation of future book income and DOCOMO anticipates continuing to generate substantial book income.

The net changes in the total valuation allowance were an increase of ¥9,060 million for the fiscal year ended March 31, 2015, a decrease of ¥31,029 million for the fiscal year ended March 31, 2016, and a decrease of ¥41 million for the fiscal year ended March 31, 2017, respectively. DOCOMO believes that it is more likely than not that the deferred tax assets less valuation allowances of certain subsidiaries will be realized; however, that assessment could change in the near term if estimates of future taxable income during the carryforward period are reduced.

As of and for the fiscal years ended March 31, 2015, 2016 and 2017, DOCOMO had no material unrecognized tax benefits. DOCOMO does not believe that there will be any significant increases or decreases in liabilities for unrecognized tax benefits within the next 12 months. The total amounts of interest and penalties related to unrecognized tax benefits for the fiscal years ended March 31, 2015, 2016 and 2017 are immaterial.

DOCOMO mainly files income tax returns in Japan. DOCOMO is no longer subject to regular income tax examination by the tax authority for and before the fiscal year ended March 31, 2015.

DOCOMO does not disclose amounts applicable to foreign income taxes separately because amounts applicable to foreign income from continuing operations and to foreign income taxes are immaterial.

Other taxes—

The consumption tax rate for all taxable goods and services, with minor exceptions, was 8% for the fiscal years ended March 31, 2015, 2016 and 2017. Consumption tax payable or receivable is determined based on consumption taxes levied on operating revenues offset by consumption taxes directly incurred by DOCOMO when purchasing goods and services.